Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

February 5, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AB Bond Fund, Inc.
- AB Sustainable Thematic Credit Portfolio
File Nos. 2-48227 and 811-02383

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 204 (“PEA No. 204”) under the Securities Act of 1933 and Amendment No. 182 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AB Bond Fund, Inc. (the “Registrant”). We are making this filing to register a new series of the Registrant, AB Sustainable Thematic Credit Portfolio.

Please direct any comments or questions to Paul M. Miller or the undersigned at (202) 661-7196.

Sincerely,

/s/ Lancelot A. King
Lancelot A. King

Attachment

cc: Paul M. Miller